UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler            Charlottesville, VA            February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2

Form 13F Information Table Entry Total:       17

Form 13F Information Table Value Total:  $389,143
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name

1.    028-06345               Peninsula Investment Partners, LP
2.    028-10690               Peninsula Capital Appreciation, LLC

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2   COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6    COL 7         COLUMN 8

                                                           VALUE     SHRS OR     SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP        (x1000)   PRN AMT     PRN CALL  DISCRETION  MNGRS    SOLE    SHARED  NONE
--------------               --------------   -----        -------   -------     --- ----  ----------  -----    ----    ------  ----
AIRTRAN HLDGS INC            COM              00949P108     15,540    3,500,000  SH         SHARED     1, 2    3,500,000
AMR CORP                     COM              001765106     10,052      942,100  SH         SHARED     1, 2      942,100
CINCINNATI BELL INC NEW      COM              171871106     12,310    6,378,053  SH         SHARED     1, 2    6,378,053
COGENT COMM GROUP INC        COM NEW          19239V302     26,120    4,000,000  SH         SHARED     1, 2    4,000,000
DAVITA INC                   COM              23918K108    141,973    2,864,100  SH         SHARED     1, 2    2,864,100
DELTA AIR LINES INC DEL      COM NEW          247361702      4,298      375,000  SH         SHARED     1, 2      375,000
DISH NETWORK CORP            CL A             25470M109     14,894    1,343,015  SH         SHARED     1, 2    1,343,015
ECHOSTAR CORP                CL A             278768106     16,320    1,097,483  SH         SHARED     1, 2    1,097,483
FIBERTOWER CORP              COM              31567R100        624    3,900,000  SH         SHARED     1, 2    3,900,000
LIBERTY MEDIA CORP NEW       ENT COM SER A    53071M500     60,493    3,460,700  SH         SHARED     1, 2    3,460,700
LIBERTY MEDIA CORP NEW       INT COM SER A    53071M104      3,120    1,000,000  SH         SHARED     1, 2    1,000,000
LIBERTY MEDIA CORP NEW       CAP COM SER A    53071M302      4,710    1,000,000  SH         SHARED     1, 2    1,000,000
SUNCOR ENERGY INC            COM              867229106      3,900      200,000  SH         SHARED     1, 2      200,000
TIVO INC                     COM              888706108      5,012      700,000  SH         SHARED     1, 2      700,000
U S AIRWAYS GROUP INC        COM              90341W108      1,546      200,000  SH         SHARED     1, 2      200,000
VALASSIS COMMUNICATIONS INC  COM              918866104      3,960    3,000,000  SH         SHARED     1, 2    3,000,000
GRACE W R & CO DEL NEW       COM              38388F108     64,271   10,765,600  SH         SHARED     1, 2   10,765,600




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